11. Stockholders' Deficit (Details - Warrants)	9 Months Ended
Sep. 30, 2018 $ / shares shares
Number of Warrants
Warrants exercised	(6,000,000)
Warrants [Member]
Number of Warrants
Warrants outstanding, beginning	1,850,000
Warrants granted	17,000,000
Warrants cancelled	0
Warrants expired	(6,500,000)
Warrants exercised	(6,000,000)
Warrants outstanding, ending	6,350,000
Warrants exercisable	6,350,000
Weighted Average Exercise Price
Weighted average exercise price, beginning price | $ / shares	$ 0.10
Weighted average exercise price, granted | $ / shares	0.02
Weighted average exercise price, cancelled | $ / shares
Weighted average exercise price, expired | $ / shares	0.02
Weighted average exercise price, exercised | $ / shares	0.02
Weighted average exercise price, ending price | $ / shares	0.04
Weighted average exercise price, exercisable | $ / shares	$ 0.04